SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	December 31,
	2023		2022
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
	Number of shares
Ordinary shares of NIS 0.02 par value each	150,000,000	50,584,888	150,000,000	41,260,439

Schedule of Changes in Share Capital
	Number of shares	NIS par value
Outstanding on January 1, 2022	41,170,168	823,404

Exercise of options and vesting of RSUs	61,764	1,235

Issuance of ordinary shares	28,507	570

Outstanding on December 31, 2022	41,260,439	825,209

Exercise of options and vesting of RSUs	104,228	2,085

Issuance of ordinary shares	9,220,221	184,404

Outstanding on December 31, 2023	50,584,888	1,011,698

Schedule of Composition Non-Controlling Interests
	December 31,
	2023	2022

Balance on January 1,	$6,860	$9,767

Forfeiture of non-controlling interests regarding share-based compensation	(71)	(272)

Share-based compensation	1,351	569

Issuance of a subsidiary ordinary shares to the company	809	-

Issuance of a subsidiary preferred shares to non-controlling interests	9,761	-

Benefit to non-controlling interests regarding share-based compensation	(3)	2

Loss attributed to non-controlling interests	(2,075)	(3,206)

Balance on December 31,	$16,632	$6,860